Commitments and contingent liabilities - Narrative (Details)			12 Months Ended
	Dec. 19, 2019 claim	Dec. 17, 2015 lawsuit	Dec. 31, 2019 USD ($) claim	Dec. 31, 2018 USD ($)	Dec. 31, 2009 claim
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year			$ 31,000,000,000.0
Lending commitment maturing in one to five years			17,800,000,000
Lending commitment maturing over five years			$ 288,000,000
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default			102.00%
Securities lending indemnifications, secured amount of collateral			$ 428,000,000,000	$ 420,000,000,000
Securities lending indemnifications, joint venture			57,000,000,000	56,000,000,000
Securities lending indemnifications, collateral joint venture			$ 61,000,000,000	59,000,000,000
Matters Related to R. Allen Stanford
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim					2
Number of claims dismissed | claim	6
Number of lawsuits filed | claim			13
Brazilian Postalis Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits filed | lawsuit		3
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)			$ 990,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities			184,000,000	223,000,000
SBLC expiring within one year			1,600,000,000
SBLC expiring within one to five years			723,000,000
SBLC expiring after five years			3,000,000
Off-balance sheet credit risks			2,298,000,000	2,817,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off-balance sheet credit risks			74,000,000	165,000,000
Unsettled Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted			0
Unsettled Reverse Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted			8,300,000,000
Operating segments
Commitments and Contingencies Disclosure [Line Items]
Allowance for lending-related commitments			$ 94,000,000	$ 106,000,000
Federal Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim			4
Court of Appeals | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim			1
State Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim			1